Leases - Contractual Future Lease Payments to be Received (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Sales-type and direct finance leases, 2020	$ 4,755
Sales-type and direct finance leases, 2021	3,729
Sales-type and direct finance leases, 2022	2,766
Sales-type and direct finance leases, 2023	1,248
Sales-type and direct finance leases, 2024	382
Sales-type and direct finance leases, thereafter	483
Sales-type and direct finance leases, lease payments	13,363
Sales-type and direct finance leases, amounts representing interest	(1,039)
Sales-type and direct finance leases, lease receivables	12,324	$ 12,207
Operating leases, 2020	176
Operating leases, 2021	142
Operating leases, 2022	103
Operating leases, 2023	69
Operating leases, 2024	50
Operating leases, thereafter	52
Operating leases, lease payments	$ 592